Share capital, stock options and other stock-based plans - Stock-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 2,630	$ 2,390
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	26	184
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	570	336
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	1,806	1,638
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 228	$ 232